Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000003791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class 1/GOIOX)
Account Value	$ 19,223.683174	$ 19,223.683174	$ 19,223.683174	$ 17,790.889774	$ 15,702.025044	$ 17,256.455872	$ 18,778.220925	$ 12,139.854551	$ 13,131.189216	$ 13,582.58862	$ 10,671.263816	$ 9,852.5129	$ 10,000
Average Annual Return, Percent	8.05%	9.63%	6.75%
C000003785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class A/GOIGX)
Account Value	$ 17,599.230299	$ 17,599.230299	$ 17,599.230299	16,341.229658	14,482.357649	15,969.113935	17,445.005349	11,319.911054	12,287.024203	12,757.647571	10,059.406363	9,322.99847	9,500
Average Annual Return, Percent	2.33%	8.12%	5.82%
C000003785 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class A/GOIGX)—excluding sales charge
Average Annual Return, Percent	7.70%	9.23%	6.36%
C000003787 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class C/GONCX)
Account Value	$ 17,275.792568	$ 17,275.792568	$ 17,275.792568	16,152.058788	14,412.552999	16,006.510618	17,608.197324	11,504.213723	12,576.5998959999	13,151.71437	10,441.521837	9,746.3598	10,000
Average Annual Return, Percent	5.96%	8.47%	5.62%
C000003787 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class C/GONCX)—excluding sales charge
Average Annual Return, Percent	6.96%	8.47%	5.62%
C000003788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class I/GOGIX)
Account Value	$ 477,264.818344	$ 477,264.818344	$ 477,264.818344	441,783.911036	390,283.942647	429,062.914916	467,361.258546	302,273.244774	327,154.442648	338,847.68313	266,306.228628	246,050.05	250,000
Average Annual Return, Percent	8.03%	9.57%	6.68%
C000156262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class NAV/JIGHX)
Account Value	$ 19,295.983821	$ 19,295.983821	$ 19,295.983821	17,843.419884	15,748.199848	17,293.764507	18,814.212105	12,155.126784	13,141.765316	13,585.725636	10,669.362262	9,845.5554	10,000
Average Annual Return, Percent	8.14%	9.68%	6.79%
C000153988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class R2/JHIGX)
Account Value	$ 18,333.647113	$ 18,333.647113	$ 18,333.647113	17,037.303718	15,111.063242	16,680.968027	18,239.620178	11,842.033705	12,869.44332	13,378.615638	10,556.629813	9,790.5028	10,000
Average Annual Return, Percent	7.61%	9.14%	6.25%
C000153989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class R4/JIGIX)
Account Value	$ 18,804.934185	$ 18,804.934185	$ 18,804.934185	17,433.941895	15,424.316491	16,982.856685	18,521.521529	11,990.921759	13,000.875111	13,476.433658	10,607.990157	9,819.0192	10,000
Average Annual Return, Percent	7.86%	9.42%	6.52%
C000153990 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth Fund (Class R6/JIGTX)
Account Value	$ 1,930,639.257664	$ 1,930,639.257664	$ 1,930,639.257664	1,785,104.886616	1,575,363.46783	1,730,350.703485	1,882,600.953773	1,216,257.396587	1,315,101.418693	1,360,282.73359	1,067,880.508809	985,578.75	1,000,000
Average Annual Return, Percent	8.15%	9.68%	6.80%
C000043689 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Shareholder Yield Fund (Class A/JGYAX)
Account Value	$ 17,993.137153	$ 17,993.137153	$ 17,993.137153	15,890.0583719999	13,877.050147	14,230.084309	12,930.870367	9,221.903434	11,240.94402	10,720.378417	10,235.045458	9,563.57124499999	9,500
Average Annual Return, Percent	7.56%	13.15%	6.05%
C000043689 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Shareholder Yield Fund (Class A/JGYAX)—excluding sales charge
Average Annual Return, Percent	13.24%	14.30%	6.60%
C000043691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Shareholder Yield Fund (Class C/JGYCX)
Account Value	$ 17,579.66626	$ 17,579.66626	$ 17,579.66626	15,646.925479	13,772.367566	14,220.187874	13,022.837941	9,353.915475	11,489.515778	11,040.736025	10,621.009553	9,996.5224	10,000
Average Annual Return, Percent	11.35%	13.45%	5.80%
C000043691 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Shareholder Yield Fund (Class C/JGYCX)—excluding sales charge
Average Annual Return, Percent	12.35%	13.45%	5.80%
C000043686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Shareholder Yield Fund (Class I/JGYIX)
Account Value	$ 486,085.245827	$ 486,085.245827	$ 486,085.245827	428,110.353401	372,868.764605	381,325.812283	345,789.307909	245,849.29877	298,965.737055	284,462.398891	270,953.649734	252,476.3475	250,000
Average Annual Return, Percent	13.54%	14.61%	6.88%
C000113315 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Shareholder Yield Fund (Class R2/JGSRX)
Account Value	$ 18,690.268927	$ 18,690.268927	$ 18,690.268927	16,532.136691	14,460.692901	14,835.677254	13,508.787048	9,636.174465	11,766.186498	11,240.40079	10,749.760542	10,048.6663	10,000
Average Annual Return, Percent	13.05%	14.17%	6.45%
C000106446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Shareholder Yield Fund (Class R6/JGRSX)
Account Value	$ 1,964,989.689805	$ 1,964,989.689805	$ 1,964,989.689805	1,729,960.44665	1,504,867.118283	1,537,450.443911	1,392,556.524999	989,596.515203	1,202,304.792388	1,141,701.452564	1,087,315.942406	1,011,017.42	1,000,000
Average Annual Return, Percent	13.59%	14.70%	6.99%
C000069762 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class A/JVLAX)
Account Value	$ 22,096.614285	$ 22,096.614285	$ 22,096.614285	21,439.466134	16,826.479006	17,823.734791	15,714.572903	9,513.007988	12,040.596341	11,987.099832	10,662.631183	8,997.852325	9,500
Average Annual Return, Percent	(2.11%)	17.15%	8.25%
C000069762 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class A/JVLAX)—excluding sales charge
Average Annual Return, Percent	3.07%	18.36%	8.81%
C000069764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class C/JVLCX)
Account Value	$ 21,574.073066	$ 21,574.073066	$ 21,574.073066	21,089.155355	16,684.396444	17,799.177438	15,813.342897	9,648.262294	12,291.905837	12,334.662217	11,054.291498	9,399.5057	10,000
Average Annual Return, Percent	1.40%	17.46%	7.99%
C000069764 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class C/JVLCX)—excluding sales charge
Average Annual Return, Percent	2.30%	17.46%	7.99%
C000069766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class I/JVLIX)
Account Value	$ 596,163.772441	$ 596,163.772441	$ 596,163.772441	577,102.593181	452,005.03369	477,431.750085	419,803.793102	253,534.281917	319,985.658904	317,938.800699	282,095.46839	237,450.0925	250,000
Average Annual Return, Percent	3.30%	18.65%	9.08%
C000078799 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class NAV/JDVNX)
Account Value	$ 24,126.31538	$ 24,126.31538	$ 24,126.31538	23,330.3277579999	18,245.009263	19,246.468861	16,908.715954	10,203.906217	12,857.820878	12,759.990921	11,306.867277	9,505.172	10,000
Average Annual Return, Percent	3.41%	18.78%	9.21%
C000111293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class R2/JDVPX)
Account Value	$ 22,927.713567	$ 22,927.713567	$ 22,927.713567	22,279.758048	17,513.312501	18,577.884746	16,399.270375	9,942.705445	12,597.916057	12,567.289698	11,191.278974	9,458.3746	10,000
Average Annual Return, Percent	2.91%	18.19%	8.65%
C000076626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class R4/JDVFX)
Account Value	$ 23,501.08781	$ 23,501.08781	$ 23,501.08781	22,782.029326	17,860.33405	18,903.170153	16,642.650378	10,065.790865	12,720.226968	12,654.284353	11,244.217034	9,478.1676	10,000
Average Annual Return, Percent	3.16%	18.48%	8.92%
C000076627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class R5/JDVVX)
Account Value	$ 23,974.154184	$ 23,974.154184	$ 23,974.154184	23,197.551653	18,149.687297	19,166.78582	16,839.54829	10,164.661423	12,824.217065	12,728.998429	11,291.784301	9,498.3795	10,000
Average Annual Return, Percent	3.35%	18.72%	9.14%
C000104499 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Fund (Class R6/JDVWX)
Account Value	$ 2,410,291.876402	$ 2,410,291.876402	$ 2,410,291.876402	2,330,025.818879	1,822,852.351385	1,923,147.412111	1,689,622.802841	1,019,446.587977	1,284,896.294396	1,275,249.794848	1,130,163.336122	949,988.77	1,000,000
Average Annual Return, Percent	3.44%	18.78%	9.20%
C000106449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Mid Cap Fund (Class R6/JVMRX)
Account Value	$ 2,307,218.946762	$ 2,307,218.946762	$ 2,307,218.946762	2,318,068.247944	1,845,697.119895	1,947,236.610248	1,748,642.416666	1,016,308.104378	1,266,021.17132	1,300,591.918988	1,176,415.339053	977,458.11	1,000,000
Average Annual Return, Percent	(0.47%)	17.82%	8.72%
C000088535 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Mid Cap Fund (Class A/JVMAX)
Account Value	$ 21,160.90532	$ 21,160.90532	$ 21,160.90532	21,338.028884	17,048.322344	18,045.333135	16,270.369265	9,484.223914	11,863.590931	12,227.962824	11,101.413073	9,254.27813	9,500
Average Annual Return, Percent	(5.79%)	16.22%	7.79%
C000088535 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Mid Cap Fund (Class A/JVMAX)—excluding sales charge
Average Annual Return, Percent	(0.83%)	17.41%	8.34%
C000105879 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Mid Cap Fund (Class C/JVMCX)
Account Value	$ 20,666.02746	$ 20,666.02746	$ 20,666.02746	20,993.609219	16,904.648718	18,026.134587	16,369.870983	9,618.090175	12,118.505239	12,586.532034	11,509.940222	9,672.655	10,000
Average Annual Return, Percent	(2.44%)	16.53%	7.53%
C000105879 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Mid Cap Fund (Class C/JVMCX)—excluding sales charge
Average Annual Return, Percent	(1.56%)	16.53%	7.53%
C000088536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Mid Cap Fund (Class I/JVMIX)
Account Value	$ 570,891.850562	$ 570,891.850562	$ 570,891.850562	574,184.702218	457,668.00304	483,338.834199	434,529.484272	252,678.660852	315,216.258364	324,265.403267	293,556.881693	244,124.845	250,000
Average Annual Return, Percent	(0.57%)	17.71%	8.61%
C000113318 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Mid Cap Fund (Class R2/JVMSX)
Account Value	$ 21,951.470975	$ 21,951.470975	$ 21,951.470975	22,165.663097	17,742.0406369999	18,804.102555	16,974.064499	9,912.950677	12,413.482962	12,816.518641	11,647.952167	9,726.1951	10,000
Average Annual Return, Percent	(0.97%)	17.23%	8.18%
C000128515 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Mid Cap Fund (Class R4/JVMTX)
Account Value	$ 22,502.4271	$ 22,502.4271	$ 22,502.4271	22,665.015495	18,096.061024	19,132.563237	17,227.856271	10,034.192531	12,536.432801	12,910.360345	11,709.225637	9,750.4903	10,000
Average Annual Return, Percent	(0.72%)	17.53%	8.45%
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 16,254.512978	$ 16,254.512978	$ 16,254.512978	15,322.039979	13,528.433979	14,251.080325	14,465.794962	9,681.746238	11,467.539761	11,972.286449	10,274.150328	9,081.3759	10,000
Average Annual Return, Percent	6.09%	10.92%	4.98%
MSCI ACWI ex USA C000003788 Index [Member]
Account Value [Line Items]
Account Value	$ 406,362.824429	$ 406,362.824429	$ 406,362.824429	383,050.99945	338,210.849453	356,277.00811	361,644.874044	242,043.655954	286,688.494043	299,307.161245	256,853.758208	227,034.3975	250,000
MSCI ACWI ex USA C000153990 Index [Member]
Account Value [Line Items]
Account Value	$ 1,625,451.297717	1,625,451.297717	1,625,451.297717	1,532,203.997802	1,352,843.397812	1,425,108.03244	1,446,579.496175	968,174.623815	1,146,753.976171	1,197,228.64498	1,027,415.032832	908,137.59	1,000,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 24,776.216664	$ 24,776.216664	$ 24,776.216664	23,147.042623	18,501.589668	19,898.928012	18,070.179743	11,731.341058	13,091.511388	12,586.342666	11,080.526876	9,654.8273	10,000
Average Annual Return, Percent	7.04%	16.13%	9.50%
MSCI World C000043686 Index [Member]
Account Value [Line Items]
Account Value	$ 619,405.416626	$ 619,405.416626	$ 619,405.416626	578,676.065601	462,539.741717	497,473.20032	451,754.493594	293,283.526459	327,287.784701	314,658.566658	277,013.1719	241,370.6825	250,000
MSCI World C000106446 Index [Member]
Account Value [Line Items]
Account Value	2,477,621.666503	2,477,621.666503	2,477,621.666503	2,314,704.262403	1,850,158.966868	1,989,892.801282	1,807,017.974379	1,173,134.105838	1,309,151.138805	1,258,634.266634	1,108,052.687601	965,482.73	1,000,000
Russell 1000 C000104499 Index [Member]
Account Value [Line Items]
Account Value	$ 3,155,133.642654	3,155,133.642654	3,155,133.642654	2,926,275.136373	2,253,269.832293	2,459,726.72433	2,171,560.168761	1,352,262.311245	1,470,268.405935	1,345,156.564186	1,180,183.151692	1,005,026.56	1,000,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 31,551.336428	$ 31,551.336428	$ 31,551.336428	29,262.751365	22,532.698324	24,597.267244	21,715.601688	13,522.623113	14,702.68406	13,451.565642	11,801.831517	10,050.2656	10,000
Average Annual Return, Percent	7.82%	18.47%	12.18%
Russell 1000 C000069766 Index [Member]
Account Value [Line Items]
Account Value	$ 788,783.410663	$ 788,783.410663	$ 788,783.410663	731,568.784093	563,317.458073	614,931.681082	542,890.04219	338,065.577811	367,567.101483	336,289.141046	295,045.787923	251,256.64	250,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,514.735114	$ 30,514.735114	$ 30,514.735114	28,460.19426	22,012.127919	24,078.072795	21,512.801767	13,236.336625	14,565.506535	13,391.530021	11,766.22459	9,965.756	10,000
Average Annual Return, Percent	7.22%	18.18%	11.80%
Russell 3000 C000088536 Index [Member]
Account Value [Line Items]
Account Value	$ 762,868.377879	$ 762,868.377879	$ 762,868.377879	711,504.856517	550,303.19799	601,951.819884	537,820.044183	330,908.415626	364,137.663365	334,788.250511	294,155.61474	249,143.9	250,000
Russell 3000 C000106449 Index [Member]
Account Value [Line Items]
Account Value	$ 3,051,473.511509	3,051,473.511509	3,051,473.511509	2,846,019.426062	2,201,212.791955	2,407,807.279529	2,151,280.176725	1,323,633.662501	1,456,550.653459	1,339,153.002043	1,176,622.458959	996,575.6	1,000,000
MSCI ACWI ex USA Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Growth Index
Account Value	$ 16,385.257329	$ 16,385.257329	$ 16,385.257329	16,198.531671	14,565.021539	15,552.987593	16,573.816873	11,096.540435	11,971.170686	12,347.168132	10,296.254518	9,391.817	10,000
Average Annual Return, Percent	1.15%	8.11%	5.06%
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,912.570197	$ 16,912.570197	$ 16,912.570197	16,125.363492	13,983.622622	14,178.869483	14,015.853612	9,695.085285	11,323.397289	11,760.157423	10,243.88805	9,173.0033	10,000
Average Annual Return, Percent	4.88%	11.77%	5.40%
MSCI EAFE C000003788 Index [Member]
Account Value [Line Items]
Account Value	$ 422,814.254925	$ 422,814.254925	$ 422,814.254925	403,134.087302	349,590.565552	354,471.737079	350,396.340316	242,377.132129	283,084.932218	294,003.935561	256,097.201246	229,325.0825	250,000
MSCI ACWI ex USA Growth C000003788 Index [Member]
Account Value [Line Items]
Account Value	409,631.433308	409,631.433308	409,631.433308	404,963.291855	364,125.538538	388,824.689896	414,345.421888	277,413.510914	299,279.267179	308,679.20332	257,406.362957	234,795.425	250,000
MSCI EAFE C000153990 Index [Member]
Account Value [Line Items]
Account Value	1,691,257.019694	1,691,257.019694	1,691,257.019694	1,612,536.349202	1,398,362.262204	1,417,886.948312	1,401,585.361261	969,508.528514	1,132,339.72887	1,176,015.742241	1,024,388.804982	917,300.33	1,000,000
MSCI ACWI ex USA Growth C000153990 Index [Member]
Account Value [Line Items]
Account Value	1,638,525.733231	1,638,525.733231	1,638,525.733231	1,619,853.167417	1,456,502.154148	1,555,298.75958	1,657,381.687549	1,109,654.043653	1,197,117.068715	1,234,716.813279	1,029,625.451827	939,181.7	1,000,000
Russell 1000 Value C000104499 Index [Member]
Account Value [Line Items]
Account Value	$ 2,322,985.154103	2,322,985.154103	2,322,985.154103	2,167,364.96829	1,802,108.964109	1,915,375.742973	1,715,228.614664	1,098,889.756528	1,326,658.452947	1,255,417.240579	1,173,855.034241	984,591.31	1,000,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,229.85154	$ 23,229.85154	$ 23,229.85154	21,673.649682	18,021.08964	19,153.757429	17,152.286146	10,988.897565	13,266.584529	12,554.172405	11,738.550342	9,845.9131	10,000
Average Annual Return, Percent	7.18%	16.15%	8.79%
Russell 1000 Value C000069766 Index [Member]
Account Value [Line Items]
Account Value	$ 580,746.288525	$ 580,746.288525	$ 580,746.288525	541,841.242072	450,527.241027	478,843.935743	428,807.153666	274,722.439132	331,664.613237	313,854.310145	293,463.75856	246,147.8275	250,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 20,832.965051	$ 20,832.965051	$ 20,832.965051	20,370.59412	16,919.785016	18,637.723518	16,722.209923	9,623.775763	12,684.690193	12,328.182696	11,575.575582	9,661.1684	10,000
Average Annual Return, Percent	2.27%	16.70%	7.62%
Russell Midcap Value C000088536 Index [Member]
Account Value [Line Items]
Account Value	$ 520,824.126212	$ 520,824.126212	$ 520,824.126212	509,264.85295	422,994.625355	465,943.087903	418,055.248032	240,594.394057	317,117.254816	308,204.567398	289,389.389548	241,529.21	250,000
Russell Midcap Value C000106449 Index [Member]
Account Value [Line Items]
Account Value	$ 2,083,296.504844	$ 2,083,296.504844	$ 2,083,296.504844	$ 2,037,059.411797	$ 1,691,978.501417	$ 1,863,772.351609	$ 1,672,220.992126	$ 962,377.576227	$ 1,268,469.019264	$ 1,232,818.26959	$ 1,157,557.55819	$ 966,116.84	$ 1,000,000